UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21917
Oppenheimer SMA International Bond Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  September 30
Date of reporting period:  03/31/2008

Item 1.  Reports to Stockholders.

March 31, 2008

Oppenheimer

SMA International Bond Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings
United States	20.6%
France	10.8
Germany	10.4
Japan	9.0
United Kingdom	8.2
Peru	3.8
Canada	3.4
Australia	3.3
Turkey	3.2
European Union	2.9
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

8   |   OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by contacting your adviser or the “wrap-free” program sponsor. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Shares of the Fund commenced operations on 7/23/07.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the
10    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

“hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	October 1, 2007	March 31, 2008	March 31, 2008

	$1,000.00	$1,122.60	$0.00

Hypothetical
(5% return before expenses)

	1,000.00	1,025.00	0.00
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2008 is as follows:
Expense Ratio
               0.00%
The expense ratio reflects reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

	Principal
	Amount		Value

U.S. Government Obligations—9.9%
U.S. Treasury Nts., 4.25%, 11/15/17[1] (Cost $5,197,075)	$5,190,000		$5,540,330

Foreign Government Obligations—66.4%

Argentina—0.4%
Argentina (Republic of) Bonds:
3.092%, 8/3/12[2]	25,000		21,252
Series GDP, 0.971%, 12/15/35[2]	100,000		12,050
Series V, 7%, 3/28/11	130,000		117,686
Series VII, 7%, 9/12/13	55,000		45,056
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14[3]	25,000		24,438

			220,482

Australia—3.2%
New South Wales Treasury Corp. Sr. Unsec. Nts., 6%, 10/1/09	1,910,000	AUD	1,722,908
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09	90,000	AUD	81,346

			1,804,254

Austria—0.8%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%, 9/15/16	274,000	EUR	431,645
Belgium—0.7%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35	255,000	EUR	415,216
Brazil—1.9%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17	175,000		178,850
8%, 1/15/18	230,000		258,175
8.875%, 10/14/19	155,000		191,813
Brazil (Federal Republic of) Nts.:
10%, 1/1/12	190,000	BRR	100,822
10%, 1/1/17	180,000	BRR	88,288
Brazil (Federal Republic of) Treasury Bills, 10.697%, 7/1/08[4]	420,000	BRR	232,972

			1,050,920

Canada—3.3%
Canada (Government of) Nts.:
3.75%, 6/1/12	930,000	CAD	935,935
4.25%, 12/1/09	910,000	CAD	910,399

			1,846,334

Colombia—2.6%
Colombia (Republic of) Bonds:
10.75%, 1/15/13	125,000		155,125
12%, 10/22/15	1,980,000,000	COP	1,133,907
12   |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Colombia Continued
Colombia (Republic of) Nts., 8.25%, 12/22/14	$95,000		$110,675
EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14[3]	40,000		41,400

			1,441,107

Costa Rica—0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20	25,000		32,531
Denmark—0.6%
Denmark (Kingdom of) Bonds:
4%, 11/15/10	500,000	DKK	106,268
4%, 11/15/15[5]	365,000	DKK	77,012
7%, 11/10/24	135,000	DKK	36,848
Denmark (Kingdom of) Nts., 4%, 8/15/08	530,000	DKK	112,085

			332,213

El Salvador—0.1%
El Salvador (Republic of) Bonds, 7.65%, 6/15/35[3]	40,000		42,600
France—10.4%
France (Government of) Obligations Assimilables du Tresor Bonds:
3.25%, 4/25/16	1,115,000	EUR	1,670,722
4%, 10/25/38	835,000	EUR	1,180,556
France (Government of) Treasury Nts.:
3.75%, 1/12/13	1,330,000	EUR	2,095,882
4.50%, 7/12/12	530,000	EUR	860,341

			5,807,501

Germany—10.0%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13	1,295,000	EUR	2,057,370
Series 05, 4%, 1/4/37	2,150,000	EUR	3,096,389
Series 07, 4.25%, 7/4/17	275,000	EUR	446,078

			5,599,837

Ghana—0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[3]	40,000		42,000
Greece—1.7%
Greece (Republic of) Bonds, 4.60%, 5/20/13	590,000	EUR	950,305
Guatemala—0.1%
Guatemala (Republic of) Nts., 10.25%, 11/8/11	30,000		34,890
Indonesia—0.4%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14[3]	35,000		36,838
6.90%, 1/17/18[3]	40,000		42,164
7.25%, 4/20/15[3]	80,000		85,600
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[3]	45,000		50,738

			215,340
13   |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Israel—0.4%
Israel (State of) Bonds, 5.50%, 2/28/17	880,000	ILS	$245,840
Italy—2.4%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4.20%, 7/1/09[2]	860,000	EUR	1,359,889
Japan—8.7%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09	190,000,000	JPY	1,909,845
10 yr., Series 245, 0.90%, 12/20/12	88,000,000	JPY	889,252
10 yr., Series 288, 1.70%, 9/20/17	78,000,000	JPY	816,441
30 yr., Series 25, 2.30%, 12/20/36	127,000,000	JPY	1,252,418

			4,867,956

Mexico—2.1%
United Mexican States Bonds:
Series A, 6.375%, 1/16/13	300,000		330,300
Series M7, 8%, 12/24/08[2]	6,190,000	MXN	583,885
Series MI10, 8%, 12/19/13	2,670,000	MXN	258,028

			1,172,213

Nigeria—1.1%
Nigeria (Federal Republic of) Treasury Bills, Series 364, 9.130%, 2/5/09[4]	7,000,000	NGN	55,221
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12	14,900,000	NGN	125,052
Series 3Y, 12.50%, 7/31/09	3,100,000	NGN	27,540
Series 3Y1S, 15%, 1/27/09	2,400,000	NGN	21,321
Series 5 yr., 9.50%, 2/23/12	5,900,000	NGN	50,122
Series 5Y, 9.50%, 8/31/12	16,000,000	NGN	135,583
Series 10 yr., 9.35%, 8/31/17	12,600,000	NGN	99,399
Series 364, 9.163%, 1/8/09[4]	10,000,000	NGN	79,426

			593,664

Panama—0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36	70,000		71,575
7.25%, 3/15/15[6]	170,000		187,000
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26	30,000		32,550

			291,125

Peru—3.6%
Peru (Republic of) Bonds:
Series 7, 8.60%, 8/12/17	680,000	PEN	285,479
Series 8-1, 12.25%, 8/10/11	1,610,000	PEN	708,719
14    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Peru Continued
Peru (Republic of) Certificate of Deposit:
5.365%, 4/11/08[4]	663,000	PEN	$241,083
5.500%, 5/2/08[4,7]	863,000	PEN	307,356
5.502%, 4/3/08[4]	160,000	PEN	58,100
5.516%, 5/16/08[4]	310,000	PEN	112,128
5.719%, 11/6/08[4]	240,000	PEN	84,424
5.818%, 1/5/09[4]	570,000	PEN	198,546

			1,995,835

Philippines—0.8%
Philippines (Republic of the) Unsec. Bonds, 9%, 2/15/13	405,000		475,389
The Netherlands—1.4%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11	320,000	EUR	524,955
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17	150,000	EUR	244,571

			769,526

Turkey—3.1%
Turkey (Republic of) Bonds, 6.75%, 4/3/18	125,000		124,688
Turkey (Republic of) Nts.:
7.25%, 3/15/15	185,000		195,638
14%, 1/19/11[2]	320,000	TRY	222,619
15.861%, 10/7/09[4]	390,000	TRY	225,667
16%, 3/7/12[2]	1,370,000	TRY	964,448

			1,733,060

Ukraine—0.3%
Ukraine (Republic of) Unsec. Unsub. Nts., 6.875%, 3/4/11	180,000		185,583
United Kingdom—4.8%
United Kingdom Treasury Bonds:
5.75%, 12/7/09[8]	755,000	GBP	1,544,598
6%, 12/7/28	475,000	GBP	1,119,710

			2,664,308

Uruguay—0.3%
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22	135,000		145,125
Venezuela—0.5%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27	160,000		152,400
Venezuela (Republic of) Nts., 10.75%, 9/19/13	55,000		56,238
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25	75,000		60,516

			269,154

Total Foreign Government Obligations (Cost $34,863,050)			37,035,842
15   |    OP PENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Loan Participations—0.7%
Bayerische Hypo- und Vereinsbank AG for the City of Kiev, Ukraine Loan Participation Nts., 8.625%, 7/15/11[7]	$90,000		$94,520

Gaz Capital SA Sr. Unsec. Loan Participation Nts., 7.288%, 8/16/37[3]	130,000		120,652

VTB Capital SA Loan Participation Nts., 6.315%, 2/4/15[2]	185,000		187,002

Total Loan Participations (Cost $409,271)			402,174

Corporate Bonds and Notes—13.0%
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15[3]	55,000		52,938

Alrosa Finance SA, 8.875% Nts., 11/17/14[3]	245,000		263,118

Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[3]	71,784		71,784

BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	205,000	EUR	315,502

Banco BMG SA, 9.15% Nts., 1/15/16[3]	60,000		60,000

Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[3]	35,000		31,413

Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16	715,000	EUR	1,102,543
4.50% Sr. Sec. Nts., 7/13/21	460,000	EUR	678,918

C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.[3,9]	40,000		37,086

Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10	100,000		72,050

Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16	25,000	EUR	38,094

Eirles Two Ltd., 6.482% Sec. Nts., Series 335, 4/30/12[2,7]	100,000		76,250

Exsportfinans ASA, 3.50% Nts., 2/11/11[2]	1,010,000	EUR	1,548,164

HSBK Europe BV, 7.25% Unsec. Unsub. Nts., 5/3/17[3]	15,000		13,050

ICICI Bank Ltd.:
6.375% Bonds, 4/30/22[2,3]	70,000		60,318
6.625% Nts., 10/3/12[3]	70,000		69,979

IIRSA Norte Finance Ltd., 8.75% Sr.Nts., 5/30/24[7]	73,653		82,307

Majapahit Holding BV, 7.75% Nts., 10/17/16[3]	30,000		29,700

National Gas Co., 6.05% Nts., 1/15/36[3]	40,000		37,646

National Power Corp.:
6.875% Nts., 11/2/16[3]	20,000		20,250
9.625% Unsec. Bonds, 5/15/28	35,000		41,866

Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26[7]	40,000		36,800

Petrobras International Finance Co., 5.785% Sr. Unsec. Nts., 3/1/18	120,000		116,148

Rabobank Nederland, 3% Nts., 3/11/11[2,7]	770,000		766,150

TGI International Ltd., 9.50% Nts., 10/3/17[3]	60,000		62,250

WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11	540,000	EUR	819,732
4% Sec. Mtg. Nts., Series 2, 9/27/16	530,000	EUR	750,582

Total Corporate Bonds and Notes (Cost $6,916,345)			7,254,638
16    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Structured Securities—1.5%

Citigroup Global Markets Holdings, Inc.:
Dominican Republic Unsec. Credit Linked Nts., 12.047%, 2/23/09[4]	1,000,000	DOP	$26,528
Dominican Republic Unsec. Credit Linked Nts., 13.182%, 2/23/09[4]	1,800,000	DOP	47,158
Dominican Republic Unsec. Credit Linked Nts., 9.342%, 8/11/08[4]	1,500,000	DOP	42,245
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%, 2/5/09[4]	410,000	EGP	70,202
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%, 3/5/09[4]	270,000	EGP	45,951
Egypt (The Arab Republic of) Credit Linked Nts., 6.267%, 3/26/09[4]	350,000	EGP	59,297
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%, 2/19/09[4]	370,000	EGP	63,161
Egypt (The Arab Republic of) Credit Linked Nts., 7.024%, 7/10/08[4]	280,000	EGP	50,341
Egypt (The Arab Republic of) Credit Linked Nts., 7.981%, 4/2/09[4]	160,000	EGP	27,067
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 6.529%, 3/26/09[4]	350,000	EGP	59,297
Zimbabwe (Republic of) Credit Linked Nts., 10.076%, 11/26/08[4]	40,000,000	ZMK	10,245
Zimbabwe (Republic of) Credit Linked Nts., 10.717%, 3/4/09[4]	80,000,000	ZMK	19,861
Zimbabwe (Republic of) Credit Linked Nts., 10.793%, 2/25/09[4]	80,000,000	ZMK	19,823
Deutsche Bank AG:
Egypt (The Arab Republic of) Total Return Linked Nts., 7.725%, 9/16/08[4]	475,000	EGP	84,935
Opic Reforma Credit Linked Nts., 9.94%, 10/3/15[2,7,10]	140,000	MXN	13,154
Russian Federation Total Return Linked Nts., 7.919%, 3/20/09[4]	500,000	RUR	19,583
Russian Federation Total Return Linked Nts., 7.949%, 1/15/09[4]	950,000	RUR	37,766
Morgan Stanley Capital Services, Inc., Ukraine (Republic of) Credit Linked Nts., 6.653%, 10/15/17[2,3]	100,000		95,600
UBS AG,Egypt (The Arab Republic of) Credit Linked Nts., 7.449%, 11/26/08[4,7,11]	270,000	EGP	47,079

Total Structured Securities (Cost $840,148)			839,293

	Shares
Investment Company—5.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 3.29%[12,13] (Cost $2,919,945)	2,919,945		2,919,945
Total Investments, at Value (Cost $51,145,834)	96.8%		53,992,222

Other Assets Net of Liabilities	3.2		1,784,829

Net Assets	100.0%		$55,777,051

17    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD	Australian Dollar	ILS	Israeli Shekel
BRR	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Nuevo Peso
COP	Colombian Peso	NGN	Nigeria Naira
DKK	Danish Krone	PEN	Peruvian New Sol
DOP	Dominican Republic Peso	RUR	Russian Ruble
EGP	Egyptian Pounds	TRY	New Turkish Lira
EUR	Euro	ZMK	Zambian Kwacha
GBP	British Pound Sterling
1. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $435,967. See Note 6 of accompanying Notes.
2. Represents the current interest rate for a variable or increasing rate security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to
$1,391,562 or 2.49% of the Fund’s net assets as of March 31, 2008.
4. Zero coupon bond reflects effective yield on the date of purchase.
5. A sufficient amount of liquid assets has been designated to cover outstanding written call options.
6. A sufficient amount of liquid assets has been designated to cover outstanding written put options.
7. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2008 was $1,423,616, which represents 2.55% of the Fund’s net assets, of which $13,154 is considered restricted. See Note 9 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Appreciation

Deutsche Bank AG, Opic Reforma
Credit Linked Nts., 9.94%, 10/3/15	12/27/07	$12,866	$13,154	$288
8. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.
9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.
10. Represents the current interest rate on a security whose interest rate is linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. See Note 1 of accompanying Notes.
11. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See Note 1 of accompanying Notes.
12. Rate shown is the 7-day yield as of March 31, 2008.
13. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2007	Additions	Reductions	March 31, 2008

Oppenheimer Institutional
Money Market Fund, Cl. E	21,228,294	49,054,202	67,362,551	2,919,945

		Dividend
	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$2,919,945	$146,803
18    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

Foreign Currency Exchange Contracts as of March 31, 2008 are as follows:

		Contract
		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000s)		Date	Value	Appreciation	Depreciation

Argentine Peso (ARP)	Sell	1,750	ARP	4/21/08	$550,912	$2,397	$—
Australian Dollar (AUD)	Sell	730	AUD	4/8/08-4/28/08	665,149	3,311	7,838
Australian Dollar (AUD)	Buy	755	AUD	4/28/08-5/9/08	687,605	5,538	145
Brazilian Real (BRR)	Buy	5,415	BRR	5/5/08	3,065,237	—	36,545
British Pound Sterling (GBP)	Sell	608	GBP	4/2/08-5/14/08	1,204,404	11,660	7,156
British Pound Sterling (GBP)	Buy	665	GBP	4/10/08-5/9/08	1,318,271	11,146	965
Canadian Dollar (CAD)	Sell	2,155	CAD	4/8/08-4/10/08	2,099,132	74,253	6,273
Canadian Dollar (CAD)	Buy	565	CAD	4/25/08-5/9/08	550,201	—	1,440
Chilean Peso (CLP)	Buy	347,000	CLP	4/21/08-6/17/08	792,607	5,084	2,765
Colombian Peso (COP)	Sell	1,430,000	COP	5/6/08-6/9/08	771,961	—	28,815
Czech Koruna (CZK)	Buy	9,838	CZK	4/2/08-4/30/08	615,001	55,955	2
Egyptian Pounds (EGP)	Buy	406	EGP	4/1/08-4/7/08	74,417	171	—
Euro (EUR)	Sell	5,655	EUR	4/2/08-4/10/08	8,924,885	—	477,871
Euro (EUR)	Buy	5,460	EUR	4/7/08-6/27/08	8,608,997	569,878	—
Hungarian Forint (HUF)	Sell	132,000	HUF	4/21/08-10/2/08	790,733	1,013	7,406
Hungarian Forint (HUF)	Buy	39,000	HUF	4/21/08	235,477	—	1,174
Indonesia Rupiah (IDR)	Buy	6,230,000	IDR	5/30/08	672,423	—	10,266
Israeli Shekel (ILS)	Buy	2,580	ILS	4/30/08-5/2/08	731,737	49,330	—
Japanese Yen (JPY)	Sell	72,000	JPY	4/2/08-5/14/08	723,888	—	32,720
Japanese Yen (JPY)	Buy	1,044,000	JPY	4/10/08-6/10/08	10,485,325	862,091	1,838
Kuwaiti Dinar (KWD)	Buy	14	KWD	1/29/09	53,792	1,593	—
Malaysian Ringgit (MYR)	Buy	4,230	MYR	4/10/08-6/17/08	1,321,841	16,819	4,624
Mexican Nuevo Peso (MXN)	Sell	6,000	MXN	4/25/08	561,889	—	4,814
Mexican Nuevo Peso (MXN)	Buy	4,500	MXN	5/27/08	419,674	6,034	—
New Taiwan Dollar (TWD)	Sell	17,000	TWD	4/30/08	563,810	8,581	—
New Taiwan Dollar (TWD)	Buy	10,000	TWD	4/28/08	331,487	—	6,145
New Turkish Lira (TRY)	Sell	910	TRY	4/28/08	674,948	27,153	—
New Zealand Dollar (NZD)	Sell	735	NZD	4/8/08-4/28/08	576,348	5,821	11,536
New Zealand Dollar (NZD)	Buy	1,170	NZD	5/14/08	912,784	47,753	—
Norwegian Krone (NOK)	Sell	1,630	NOK	4/28/08	319,332	—	11,768
Norwegian Krone (NOK)	Buy	14,610	NOK	4/10/08-5/14/08	2,863,675	90,225	—
Peruvian New Sol (PEN)	Buy	690	PEN	4/18/08	251,839	14,399	—
Philippines Peso (PHP)	Buy	47,000	PHP	4/25/08-5/30/08	1,120,725	—	25,479
Polish Zloty (PLZ)	Buy	3,370	PLZ	4/10/08-10/2/08	1,507,707	99,968	664
Qatari Riyal (QAR)	Buy	180	QAR	1/29/09	50,833	—	478
Saudi Riyal (SAR)	Buy	190	SAR	1/29/09	51,557	101	—
Singapore Dollar (SGD)	Sell	920	SGD	4/28/08	669,294	—	7,237
Slovak Koruna (SKK)	Buy	9,390	SKK	4/30/08	455,770	44,181	—
South Korean Won (KRW)	Buy	861,000	KRW	4/28/08-6/30/08	870,097	1,747	31,086
Swedish Krona (SEK)	Sell	3,400	SEK	5/14/08	570,866	—	46,726
Swedish Krona (SEK)	Buy	4,010	SEK	4/10/08	674,536	55,752	—
Swiss Franc (CHF)	Sell	460	CHF	4/8/08-4/28/08	463,256	—	11,712
Swiss Franc (CHF)	Buy	1,914	CHF	4/7/08-5/9/08	1,927,405	115,976	7
Ukraine Hryvnia (UAH)	Buy	270	UAH	1/28/09	50,310	—	1,503
United Arab Emirates
Dirham (AED)	Buy	190	AED	1/29/09	53,037	—	110
Vietnam Dong (VND)	Buy	820,000	VND	1/30/09	49,026	—	2,579

Total unrealized appreciation and depreciation						$2,187,930	$789,687

19    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Futures Contracts as of March 31, 2008 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Canada (Government of)
Bonds, 10 yr.	Buy	10	6/19/08	$1,166,935	$39,822
DAX Index	Sell	2	6/20/08	520,634	(13,955)
Euro-Bundesobligation, 10 yr.	Sell	28	6/6/08	5,126,916	68,475
Euro-Schatz	Buy	27	6/6/08	4,454,674	(31,130)
Japan (Government of) Bonds, 10 yr.	Buy	11	6/10/08	1,550,020	14,779
OMXS 30 Index	Sell	26	4/25/08	407,053	(11,117)
Standard & Poor’s 500 E-Mini Index	Buy	6	6/20/08	397,200	13,324
Standard & Poor’s/Toronto Stock
Exchange 60 Index	Buy	3	6/19/08	459,331	2,612
U.S. Long Bonds	Buy	11	6/19/08	1,306,766	39,553
U.S. Treasury Nts., 5 yr.	Sell	8	6/30/08	913,875	(13,754)
U.S. Treasury Nts., 10 yr.	Sell	21	6/19/08	2,498,016	(87,898)
U.S. Treasury Nts., 10 yr.	Buy	14	6/19/08	1,665,344	45,330

					$66,041

Written Options as of March 31, 2008 are as follows:

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value

British Pound Sterling (GBP)	Call	9,000	$1.9845	4/7/08	$94	$82
British Pound Sterling (GBP)	Call	9,000	1.9925	4/1/08	89	13
British Pound Sterling (GBP)	Call	8,000	1.9965	4/4/08	86	27
British Pound Sterling (GBP)	Put	9,000	1.9925	4/1/08	93	96
British Pound Sterling (GBP)	Put	8,000	1.9965	4/4/08	86	142
British Pound Sterling (GBP)	Put	9,000	1.9845	4/7/08	94	105
Euro (EUR)	Call	35,000	1.5585	4/1/08	337	734
Euro (EUR)	Call	30,000	1.5725	4/2/08	297	276
Euro (EUR)	Call	45,000	1.5790	4/3/08	463	350
Euro (EUR)	Call	30,000	1.5805	4/4/08	317	226
Euro (EUR)	Call	35,000	1.5805	4/7/08	349	312
Euro (EUR)	Put	35,000	1.5585	4/1/08	344	19
Euro (EUR)	Put	30,000	1.5725	4/2/08	297	111
Euro (EUR)	Put	45,000	1.5790	4/3/08	463	363
Euro (EUR)	Put	30,000	1.5805	4/4/08	317	306
Euro (EUR)	Put	35,000	1.5805	4/7/08	349	408
Japanese Yen (JPY)	Call	3,000,000	100.0500	4/1/08	265	187
Japanese Yen (JPY)	Call	3,000,000	99.1500	4/2/08	292	121
Japanese Yen (JPY)	Call	6,000,000	99.3000	4/3/08	544	302
Japanese Yen (JPY)	Call	3,000,000	99.7000	4/4/08	287	270
Japanese Yen (JPY)	Call	4,000,000	99.4500	4/7/08	397	397
Japanese Yen (JPY)	Put	3,000,000	100.0500	4/1/08	265	87
Japanese Yen (JPY)	Put	3,000,000	99.1500	4/2/08	284	309
Japanese Yen (JPY)	Put	6,000,000	99.3000	4/3/08	574	572
Japanese Yen (JPY)	Put	3,000,000	99.7000	4/4/08	287	265
Japanese Yen (JPY)	Put	4,000,000	99.4500	4/7/08	397	397

					$7,667	$6,477

20    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

Credit Default Swap Contracts as of March 31, 2008 are as follows:

				Pay/
			Notional	Receive
		Buy/Sell	Amount	Fixed	Termination
Counterparty	Reference Entity	Credit Protection	(000s)	Rate	Date	Value

Citibank NA, New York	Pakistan	Sell	$30	5.10%	3/20/13	$357
Credit Suisse International:
	Development Bank of Kazakhstan	Sell	90	3.75	2/20/13	555
	Joint Stock Co.“Halyk Bank of Kazakhstan”	Sell	20	4.95	3/20/13	148
Deutsche Bank AG	Republic of Peru	Sell	60	1.50	4/20/17	(2,382)
Morgan Stanley
Capital Services, Inc.:
	Joint Stock Co.“Halyk Bank of Kazakhstan”	Sell	40	4.88	3/20/13	186
	Joint Stock Co.“Halyk Bank of Kazakhstan”	Sell	40	4.78	3/20/13	30
UBS AG	Republic of The Philippines	Sell	230	2.50	6/20/17	(7,110)

						$(8,216)

Interest Rate Swap Contracts as of March 31, 2008 are as follows:

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Banco Santander Central			Six-Month
Hispano SA	33,000,000	CLP	TNA-Chile	6.60000%	8/21/17	$1,852
			Six-Month
Citibank NA, New York	26,000,000	CLP	TNA-Chile	6.53000	8/25/17	628
			Six-Month
Credit Suisse International	26,000,000	CLP	TNA-Chile	6.58000	8/21/17	1,627
Deutsche Bank AG:
			Three-Month
	680,000	NZD	NZD-BBR	7.58750	1/8/18	3,128
			Three-Month
	3,360,000	SEK	SEK-STIBOR	4.78750	11/14/17	6,401
Goldman Sachs
Capital Markets LP	1,320,000	MXN	MXN TIIE	8.14000	1/10/18	1,370
J Aron & Co.:
	2,800,000	BRR	BZDI	12.77000	1/4/10	(9,014)
	1,700,000	BRR	BZDI	13.00000	1/2/15	(14,423)
	210,000	BRR	BZDI	13.10000	1/2/17	4
	2,000,000	BRR	BZDI	11.46000	1/2/12	(38,138)
				Six-Month
JPMorgan Chase Bank NA	9,000,000	CZK	4.4000%	CZK-PRIBOR	4/4/18	—
Lehman Brothers
Special Financing, Inc.	520,000	BRR	BZDI	12.90000	1/2/14	(7,813)
Merrill Lynch
Capital Services, Inc.:
				Six-Month
	750,000	SGD	3.3350	SGD-SOR	1/8/18	(2,578)
21    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts: Continued

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Merrill Lynch
Capital Services, Inc.: Continued			Three-Month
	1,640,000	CAD	CAD-BA-CDOR	4.03000%	1/16/11	$27,163
Morgan Stanley
Capital Services, Inc.:
			Three-Month
	2,740,000	SEK	SEK-STIBOR	4.49375	1/25/18	(11,024)
				Six-Month
	790,000	EUR	4.7130%	EURIBOR	8/22/17	(63,150)
				Six-Month NOK-
	8,600,000	NOK	4.9850	NIBOR-NIBR	1/18/11	34,345
			Three-Month
	3,420,000	SEK	SEK-STIBOR	4.26000	1/18/11	(4,954)
			Six-Month
	360,000	EUR	EUR-EURIBOR	3.99600	1/18/11	(3,982)
			Six-Month
	590,000	CHF	CHF-BBA LIBOR	2.66000	1/18/11	(3,900)
Westpac Banking Corp.:
			Six-Month
	590,000	AUD	AUD-BBR	7.01000	1/8/18	(5,342)
			Six-Month
			EUR-EURIBOR-
	1,460,000	EUR	Telerate	4.24000	11/29/10	4,926
				Three-Month
	950,000	NZD	7.9700	NZD-BBR-FRA	11/29/10	(11,280)
				Three-Month
	940,000	NZD	7.8400	NZD-BBR-FRA	10/13/10	(1,354)
				Three-Month
	2,080,000	NZD	7.9325	NZD-BBR-FRA	1/18/1	1 5,079
				Three-Month
	940,000	NZD	7.9075	NZD-BBR-FRA	10/19/10	(9,838)

						$(100,267)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:
AUD	Australian Dollar	EUR	Euro
BRR	Brazilian Real	MXN	Mexican Nuevo Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	SEK	Swedish Krona
CZK	Czech Koruna	SGD	Singapore Dollar

Abbreviations are as follows:
BA-CDOR	Bankers’ Acceptance Rate	NIBOR-NIBR	Norwegian Interbank Offered Rate
BBA LIBOR	British Bankers’ Association London	PRIBOR	Prague Interbank Offering Rate
	Interbank Offered Rate	SOR	Swap Offer Rate
BBR	Bank Bill Rate	STIBOR	Stockholm Interbank Offered Rate
BBR-FRA	Bank Bill Rate Forward Rate Agreement	TIIE	Interbank Equilibrium Interest Rate
BZDI	Brazil Interbank Deposit Rate	TNA	Tasa Nominal Annual
EURIBOR	Euro Interbank Offered Rate
22    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

Total Return Swap Contract as of March 31, 2008 is as follows:

Swap	Notional	Paid by	Received by	Termination
Counterparty	Amount	the Fund	the Fund	Date	Value

The Constant Maturity
Merrill Lynch Capital			Option Price divided by
Services, Inc.	$880,000	5.33%	10,000	8/13/17	$(28,870)
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United States	$11,112,241	20.6%
France	5,807,501	10.8
Germany	5,637,931	10.4
Japan	4,867,956	9.0
United Kingdom	4,445,769	8.2
Peru	2,078,142	3.8
Canada	1,846,334	3.4
Australia	1,804,254	3.3
Turkey	1,733,060	3.2
European Union	1,548,164	2.9
Colombia	1,503,357	2.8
Italy	1,359,889	2.5
Brazil	1,227,068	2.3
Mexico	1,222,453	2.3
Greece	950,305	1.8
The Netherlands	769,526	1.4
Russia	700,171	1.3
Nigeria	593,664	1.1
Philippines	537,505	1.0
Egypt	507,330	0.9
Austria	431,645	0.8
Belgium	415,216	0.8
Ukraine	375,703	0.7
Denmark	332,213	0.6
Panama	327,925	0.6
Venezuela	269,154	0.5
Argentina	251,895	0.5
Israel	245,840	0.5
Indonesia	245,040	0.4
Dominican Republic	240,653	0.4
Uruguay	145,125	0.3
India	130,297	0.2
Supranational	76,250	0.1
Zambia	49,929	0.1
El Salvador	42,600	0.1
Ghana	42,000	0.1
Trinidad & Tobago	37,646	0.1
Guatemala	34,890	0.1
Costa Rica	32,531	0.1
Kazakhstan	13,050	0.0

Total	$53,992,222	100.0%

See accompanying Notes to Financial Statements.
23    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2008

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $48,225,889)	$51,072,277
Affiliated companies (cost $2,919,945)	2,919,945

53,992,222

Cash—foreign currencies (cost $1,213)	1,213

Cash used for collateral on futures	50,000

Unrealized appreciation on foreign currency exchange contracts	2,187,930

Swaps, at value	87,799

Receivables and other assets:
Interest and dividends	874,177
Closed foreign currency contracts	519,872
Investments sold	3,059
Futures margins	816
Other	5,132

Total assets	57,722,220

Liabilities
Bank overdraft	8,984

Options written, at value (premiums received $7,667)—see accompanying statement of investments	6,477

Unrealized depreciation on foreign currency exchange contracts	789,687

Swaps, at value	225,152

Payables and other liabilities:
Closed foreign currency contracts	589,515
Dividends	213,196
Investments purchased (including $47,247 purchased on a when-issued or delayed delivery basis)	74,438
Trustees’ compensation	451
Shares of beneficial interest redeemed	251
Other	37,018

Total liabilities	1,945,169

Net Assets	$55,777,051

24    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

Composition of Net Assets
Par value of shares of beneficial interest	$5,016

Additional paid-in capital	50,153,900

Accumulated net investment loss	(79,768)

Accumulated net realized gain on investments and foreign currency transactions	1,493,686

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,204,217

Net Assets—applicable to 5,015,897 shares of beneficial interest outstanding	$55,777,051

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$11.12
See accompanying Notes to Financial Statements.
25    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2008

Investment Income
Interest (net of foreign withholding taxes of $6,091)	$1,170,030

Dividends from affiliated companies	146,803

Total investment income	1,316,833

Expenses

Management fees	127,671

Legal, auditing and other professional fees	80,489

Interest expense	20,074

Shareholder communications	9,623

Custodian fees and expenses	3,426

Trustees’ compensation	587

Other	3,533

Total expenses	245,403
Less reduction to custodian expenses	(994)
Less waivers and reimbursements of expenses	(243,822)

Net expenses	587

Net Investment Income	1,316,246

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investment from unaffiliated companies (including premiums on options exercised)	9,361
Closing and expiration of option contracts written	66,619
Closing and expiration of futures contracts	413,724
Foreign currency transactions	1,216,464
Swap contracts	(96,176)

Net realized gain	1,609,992

Net change in unrealized appreciation (depreciation) on:
Investments	174,404
Translation of assets and liabilities denominated in foreign currencies	3,163,633
Futures contracts	49,802
Option contracts written	1,687
Swap contracts	(151,128)

Net change in unrealized appreciation	3,238,398

Net Increase in Net Assets Resulting from Operations	$6,164,636

See accompanying Notes to Financial Statements.
26    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	March 31, 2008	September 30,
	(Unaudited)	2007[1]
Operations
Net investment income	$1,316,246	$486,139

Net realized gain	1,609,992	158,774

Net change in unrealized appreciation	3,238,398	965,819

Net increase in net assets resulting from operations	6,164,636	1,610,732

Dividends and/or Distributions to Shareholders
Dividends from net investment income	(1,509,595)	(486,076)

Distributions from net realized gain	(161,562)	—

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions	—	50,058,916

Net Assets
Total increase	4,493,479	51,183,572

Beginning of period	51,283,572	100,000[2]

End of period (including accumulated net investment income (loss) of $(79,768) and $113,581, respectively)	$55,777,051	$51,283,572

1. For the period from July 23, 2007 (commencement of operations) to September 30, 2007.

2. Reflects the value of the Manager’s initial seed money investment on May 14, 2007.
See accompanying Notes to Financial Statements.
27    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months	Period
	Ended	Ended
	March 31, 2008	Sept. 30,
	(Unaudited)	2007[1]
Per Share Operating Data
Net asset value, beginning of period	$10.22	$10.00

Income (loss) from investment operations:
Net investment income[2]	.26	.10
Net realized and unrealized gain	.97	.22

Total from investment operations	1.23	.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.10)
Distributions from net realized gain	(.03)	—

Total dividends and/or distributions to shareholders	(.33)	—

Net asset value, end of period	$11.12	$10.22

Total Return, at Net Asset Value[3]	12.26%	3.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,777	$51,284

Average net assets (in thousands)	$53,149	$50,199

Ratios to average net assets:[4]
Net investment income	4.95%	5.05%
Total expenses	0.92%	0.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.00%	0.00%

Portfolio turnover rate	50%	30%
1. For the period from July 23, 2007 (commencement of operations) to September 30, 2007.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4. Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
28   |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer SMA International Bond Fund (the “Fund”) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s primary objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     As of March 31, 2008, 100% of the shares of were owned by the Manager and its affiliates.
     Shares of the Fund may be purchased only by or on behalf of separately managed account clients (“wrap-fee” accounts) who have retained OFI Private Investments Inc. or certain of its affiliates (individually or collectively referred to as “OFI PI”), to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a “wrap-fee” program.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the closing price reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing “bid” and “asked” prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the “bid” and “asked” prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company’s net asset value per share. “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
29    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$47,247
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign
30    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments With Off-Balance Sheet Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
31    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued.
The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$51,145,834
Federal tax cost of other investments	1,461,279

Total federal tax cost	$52,607,113

Gross unrealized appreciation	$3,463,622
Gross unrealized depreciation	(687,356)

Net unrealized appreciation	$2,776,266

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
32    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2008		Period Ended September 30, 2007[1,2]
	Shares	Amount	Shares	Amount

Sold	—	$—	5,005,903	$50,058,970
Dividends and/or distributions reinvested	185	1,965	54	544
Redeemed	(185)	(1,965)	(60)	(598)

Net increase	—	$—	5,005,897	$50,058,916

1. For the period from July 23, 2007 (commencement of operations) to September 30, 2007.
2. The Fund sold 10,000 shares at a value of $100,000 to the Manager upon seeding of the Fund on May 14, 2007.
33    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Purchases and Sales of Securities.
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2008, were as follows:

	Purchases	Sales

Investment securities	$27,569,183	$15,287,002
U.S. government and government agency obligations	7,810,969	2,641,969
4. Fees and Other Transactions with affiliates
Management Fees. The Manager has contractually agreed to waive the entire amount of its advisory fee, which is 0.48%, and the Fund does not pay any other fee for the Manager’s services. A portion of the “wrap-fee” that investors pay to the “wrap–fee” program sponsor may be attributed to the management of the Fund.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2008, the Fund paid no fees to OFS for services to the Fund.
Offering and Organizational Costs. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.
Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the independent Trustees. This agreement has no fixed term. Investors should be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a “wrap fee” to their program sponsor. During the six months ended March 31, 2008, the Manager waived management fees in the amount of $127,671. During the six months ended March 31, 2008, the Manager reimbursed expenses in the amount of $116,151.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets. This undertaking may be amended or withdrawn at any time.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of
34    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The
35    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Option Activity Continued
net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
Written option activity for the six months ended March 31, 2008 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of September 30, 2007	128,000	$805	128,000	$805
Options written	397,172,000	70,898	242,232,000	54,519
Options closed or expired	(251,732,000)	(39,776)	(131,467,000)	(30,349)
Options exercised	(126,367,000)	(28,110)	(91,692,000)	(21,125)

Options outstanding as of March 31, 2008	19,201,000	$3,817	19,201,000	$3,850

8. Swap Contracts.
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
36    |   OPPENHEIMER SMA INTERNATIONAL BOND FUND

     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.
     In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.
     Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
37    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
9. Illiquid or Restricted Securities
As of March 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
10. Unfunded Purchase Commitments
Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $127,273 at March 31, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase commitments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.
As of March 31, 2008, the Fund had unfunded purchase commitments as follows:

	Commitment
	Termination	Unfunded
	Date	Amount

Deutsche Bank AG, Optic
Reforma Credit Linked Nts.	10/20/13	$127,273
11. Recent Accounting Pronouncement
In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
38    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
39    |    OPPENHEIMER SMA INTERNATIONAL BOND FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer SMA International Bond Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 05/14/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 05/14/2008

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 05/14/2008